SMA Relationship Trust

Prospectus Supplement | July 23, 2024

Includes:

•  Series M

Dear Investor,

The purpose of this supplement is to update the information in the Prospectus, dated April 29, 2024, for Series M (the "Fund"), a series of SMA Relationship TrustSM (the "Trust"), as follows:

Oleg Morodokhin and Lisa DiPaolo no longer serve as portfolio managers for the Fund, and Marc Weisi is added as a portfolio manager for the Fund. Ryan Nugent will continue to serve as a portfolio manager for the Fund.

Therefore, the information under the heading "Series M—Fund Summary" and the sub-heading "Portfolio managers" of the Prospectus is deleted in its entirety and replaced by the following:

• Ryan Nugent, portfolio manager of the Fund since 2019.

• Marc Weisi, portfolio manager of the Fund since July 2024.

Additionally, the information under the heading "Additional information-Management" and the sub-heading "Portfolio management" of the Prospectus is deleted in its entirety and replaced by the following:

Investment decisions for the Fund are made by an investment management team at the Advisor. Information is provided below for the portfolio managers within the investment management team that are jointly and primarily responsible for coordinating the day-to-day management of the Fund.

Ryan Nugent is the lead portfolio manager, and Marc Weisi is a co-portfolio manager for the Fund. As portfolio managers for the Fund, Messrs. Nugent and Weisi are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. The Advisor's investment professionals are organized into investment management teams. Messrs. Nugent and Weisi together with input from other members of the Municipal Fixed Income Team, utilize market information and proprietary research to manage the Fund. Messrs. Nugent and Weisi also have access to other members of the Advisor's Fixed Income Team, which includes portfolio managers and analysts across the various fixed income sectors. Messrs. Nugent and Weisi have ultimate responsibility for research, implementing strategies and reviewing the overall composition of the Fund in an effort to ensure its compliance with its stated investment objective and strategies. Information about Messrs. Nugent and Weisi is provided below.

Ryan Nugent is Head of Municipal Trading, an Executive Director and Senior Portfolio Manager at UBS Asset Management. Mr. Nugent has been a portfolio manager of the Fund since 2019.

ZS-1265

Marc Weisi is a Director and Portfolio Manager at UBS Asset Management. Mr. Weisi is responsible for managing portfolios on National Intermediate and Yield Focus accounts alongside Mr. Nugent. Mr. Weisi has been a portfolio manager of the Fund since July 2024.

The SAI for the Fund provides information about the Fund's portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

SMA Relationship Trust

Supplement to the Statement of Additional Information | July 23, 2024

Includes:

•  Series M

Dear Investor,

The purpose of this supplement is to update the information in the Statement of Additional Information, dated April 29, 2024, for Series M (the "Fund"), a series of SMA Relationship TrustSM (the "Trust"), as follows:

Oleg Morodokhin and Lisa DiPaolo no longer serve as portfolio managers for the Fund,and Marc Weisi is added as a portfolio manager for the Fund. Ryan Nugent will continue to serve as a portfolio manager for the Fund.

Therefore, in the SAI under the heading "Investment advisory, administration, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," the information for Oleg Morodokhin and Lisa DiPaolo is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Marc Weisi* (Series M)	0	$0	0	$0	7,284	$16,000

  *  Mr. Weisi became a portfolio manager of the Fund in July 2024. Information is as of July 15, 2024.

In addition, the following is added as the last sentence in the SAI under the heading "Investment advisory, administration, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers":

As of July 15, 2024, Mr. Weisi did not own shares in the Fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-1266